Revenue - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets	$ 22,710	$ 10,856
Current contract assets	67,304	35,193
Non-current contract liabilities	80,721	73,261
Current contract liabilities	15,980	$ 59,183
Not later than five years | Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 265,500
Period of revenue recognition	5 years
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	2 years
Noncurrent contract liabilities revenue recognition period	2 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	3 years
Noncurrent contract liabilities revenue recognition period	5 years